Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Government receivables	$ 11,341	$ 10,392	$ 10,324
Pharmacy rebates	32,919	25,888	21,433
Other receivables	3,485	3,860	5,019
Total accounts receivable	47,745	40,140	36,776
Allowance for credit losses	(74)	0	(1,144)
Accounts receivable, net	$ 47,671	$ 40,140	$ 35,632